Special Items - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring And Other [Line Items]
Charitable contribution	$ 8
Charitable contribution, after income taxes	5.1
Settlement of Litigation
Restructuring And Other [Line Items]
Gain of settlement of litigation	8.1
Gain of settlement of litigation, after income taxes	5.1
Estimated reimbursement of related legal fees	$ 0.9